Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000032838 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000032838 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032838 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032838 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032838 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032838 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032838 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032838 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032838 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032838 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032838 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032838 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000032838 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032838 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000032838 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032838 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032838 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000032838 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032838 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032838 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032838 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032838 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032838 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000032838 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000032838 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000032838 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032838 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032838 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032838 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032840 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000032840 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032840 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032840 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032840 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032840 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032840 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032840 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032840 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032840 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032840 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032840 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000032840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032840 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000032840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000032840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032840 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032840 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000032840 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000032840 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000032840 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032840 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032840 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032840 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032842 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000032842 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032842 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032842 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032842 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032842 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032842 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032842 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032842 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032842 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032842 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000032842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000032842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000032842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032842 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032842 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000032842 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000032842 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000032842 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000032842 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000032842 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032842 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032842 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094667 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094667 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094667 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094667 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094667 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094667 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094667 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000094667 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094667 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094667 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094667 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094667 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000094667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000094667 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000094667 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094667 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000094667 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000094667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000094667 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000094667 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000094667 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000094667 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000094667 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000094667 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094667 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094667 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122660 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122660 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122660 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122660 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122660 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122660 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122660 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122660 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122660 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122660 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122660 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122660 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000122660 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000122660 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122660 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122660 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122660 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122660 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122660 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122660 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122660 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122660 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122660 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000122660 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000122660 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000122660 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122660 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122660 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122660 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094665 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094665 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094665 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094665 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094665 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094665 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094665 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000094665 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000094665 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094665 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094665 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000094665 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000094665 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000094665 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000094665 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000094665 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094665 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094665 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094665 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000094665 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000094665 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000094665 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000094665 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000094665 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000094665 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000094665 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000094665 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094665 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094665 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253713 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253713 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253713 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253713 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253713 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253713 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253713 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253713 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253713 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253713 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253713 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253713 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000253713 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253713 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253713 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253713 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253713 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253713 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253713 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253713 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253713 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253713 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253713 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000253713 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253713 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253713 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253713 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253713 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253713 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032888 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000032888 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000032888 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032888 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000032888 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032888 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032888 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032888 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032888 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032888 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032888 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000032888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000032888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000032888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000032888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032888 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032888 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000032888 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000032890 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000032890 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000032890 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032890 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000032890 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032890 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032890 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032890 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032890 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032890 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032890 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032890 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000032890 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000032890 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000032890 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000032890 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032890 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032890 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032890 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032890 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032890 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032890 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000032890 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000032893 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000032893 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000032893 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032893 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000032893 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032893 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032893 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032893 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032893 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032893 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032893 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032893 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000032893 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000032893 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000032893 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000032893 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032893 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032893 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032893 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032893 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032893 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032893 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000032893 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000122667 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000122667 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000122667 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122667 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122667 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122667 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122667 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122667 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122667 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122667 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122667 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122667 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000122667 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000122667 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000122667 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000122667 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000122667 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000122667 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122667 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122667 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122667 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122667 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122667 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000122668 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000122668 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000122668 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122668 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122668 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122668 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122668 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122668 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122668 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122668 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122668 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122668 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000122668 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000122668 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000122668 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000122668 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000122668 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000122668 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122668 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122668 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122668 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122668 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122668 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000094681 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000094681 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000094681 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094681 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094681 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094681 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094681 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094681 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094681 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094681 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094681 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094681 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000094681 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000094681 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000094681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000094681 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000094681 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000094681 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094681 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000094681 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094681 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094681 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000094681 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000253719 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253719 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253719 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253719 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253719 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253719 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253719 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253719 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253719 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253719 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253719 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253719 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000253719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000253719 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000253719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000253719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253719 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253719 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253719 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253719 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000061809 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000061809 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000061809 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000061809 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061809 | FR_759800998
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061809 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061809 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061809 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061809 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061809 | FR_247620990
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061809 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061809 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000061809 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000061809 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061809 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061809 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061809 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000061809 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061809 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061809 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061809 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061809 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061809 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000061809 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000061809 | China
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000061809 | Greece
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061809 | India
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061809 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061809 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061809 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061809 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061809 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061810 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000061810 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000061810 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000061810 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061810 | FR_759800998
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061810 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061810 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061810 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061810 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061810 | FR_247620990
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061810 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000061810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000061810 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000061810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061810 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061810 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061810 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061810 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000061810 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000061810 | China
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000061810 | Greece
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061810 | India
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061810 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061810 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061810 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061810 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061810 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061811 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000061811 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000061811 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000061811 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061811 | FR_759800998
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061811 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061811 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061811 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061811 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061811 | FR_247620990
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061811 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000061811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000061811 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061811 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000061811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061811 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061811 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061811 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000061811 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000061811 | China
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000061811 | Greece
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061811 | India
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061811 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061811 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061811 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061811 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061811 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121798 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000121798 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000121798 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000121798 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121798 | FR_759800998
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121798 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121798 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121798 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121798 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121798 | FR_247620990
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121798 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121798 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000121798 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000121798 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121798 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121798 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000121798 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000121798 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121798 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121798 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121798 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121798 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121798 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000121798 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000121798 | China
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000121798 | Greece
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000121798 | India
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000121798 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000121798 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121798 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121798 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121798 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122684 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000122684 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000122684 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000122684 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122684 | FR_759800998
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122684 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122684 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122684 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122684 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122684 | FR_247620990
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122684 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122684 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000122684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000122684 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122684 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122684 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000122684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122684 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122684 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122684 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122684 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000122684 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000122684 | China
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000122684 | Greece
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122684 | India
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122684 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122684 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122684 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122684 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122684 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253721 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000253721 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253721 | FR_449060995
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253721 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253721 | FR_759800998
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253721 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253721 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253721 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253721 | FR_6440859
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253721 | FR_247620990
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253721 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253721 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000253721 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000253721 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253721 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253721 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253721 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253721 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253721 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253721 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253721 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253721 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253721 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000253721 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000253721 | China
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000253721 | Greece
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253721 | India
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253721 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253721 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253721 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253721 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253721 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000032877 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000032877 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000032877 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000032877 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032877 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032877 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032877 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032877 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032877 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032877 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032877 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000032877 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000032877 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000032877 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000032877 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032877 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032877 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032877 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032877 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000032877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032877 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000032877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032877 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032879 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000032879 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000032879 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000032879 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032879 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032879 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032879 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032879 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032879 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032879 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032879 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000032879 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000032879 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000032879 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000032879 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032879 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032879 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032879 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032879 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000032879 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032879 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000032879 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032879 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032879 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032881 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000032881 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000032881 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000032881 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032881 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032881 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032881 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032881 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032881 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032881 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032881 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000032881 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000032881 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000032881 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000032881 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032881 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032881 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032881 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032881 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000032881 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032881 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000032881 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032881 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032881 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122665 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000122665 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122665 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122665 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122665 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000122665 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122665 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122665 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122665 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122665 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122665 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000122665 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000122665 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000122665 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000122665 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122665 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122665 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122665 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122665 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000122665 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122665 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122665 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122665 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122665 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169173 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000169173 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000169173 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169173 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169173 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169173 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169173 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169173 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169173 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169173 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169173 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000169173 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169173 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000169173 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169173 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169173 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169173 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169173 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169173 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000169173 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169173 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000169173 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169173 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169173 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253718 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000253718 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253718 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253718 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253718 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253718 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253718 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253718 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253718 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253718 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253718 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000253718 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000253718 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000253718 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000253718 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253718 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253718 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253718 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253718 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000253718 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253718 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253718 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032843 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000032843 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000032843 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000032843 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032843 | FR_169244993
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000032843 | FR_BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000032843 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032843 | FR_Y9892H990
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032843 | FR_BM93SF4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032843 | FR_169390994
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032843 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000032843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000032843 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000032843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000032843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000032843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000032843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032843 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000032843 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032846 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000032846 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000032846 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000032846 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032846 | FR_169244993
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000032846 | FR_BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000032846 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032846 | FR_Y9892H990
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032846 | FR_BM93SF4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032846 | FR_169390994
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032846 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000032846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000032846 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000032846 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000032846 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000032846 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000032846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032846 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032846 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000032846 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000032846 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179749 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179749 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000179749 | FR_BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000179749 | FR_905667994
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179749 | FR_169244993
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179749 | FR_BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000179749 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179749 | FR_Y9892H990
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000179749 | FR_BM93SF4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179749 | FR_169390994
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179749 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000179749 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000179749 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000179749 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179749 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000179749 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000179749 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179749 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179749 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179749 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000179749 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032872 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000032872 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000032872 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032872 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032872 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032872 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032872 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032872 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032872 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032872 | FR_826197105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032872 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000032872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000032872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000032872 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000032872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000032872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000032872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032872 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000032872 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032872 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000032872 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000032872 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000032872 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000032872 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000032872 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000032872 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032872 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000032872 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032876 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000032876 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000032876 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032876 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032876 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032876 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032876 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032876 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032876 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032876 | FR_826197105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032876 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000032876 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000032876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000032876 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000032876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000032876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000032876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032876 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000032876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000032876 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032876 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000032876 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000032876 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000032876 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000032876 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000032876 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000032876 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032876 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000032876 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000138362 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000138362 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000138362 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000138362 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000138362 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000138362 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000138362 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000138362 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138362 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138362 | FR_826197105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000138362 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000138362 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000138362 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000138362 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000138362 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000138362 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000138362 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000138362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000138362 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000138362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000138362 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000138362 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000138362 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000138362 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000138362 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000138362 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000138362 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000138362 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000138362 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000138362 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000138362 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078988 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078988 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078988 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078988 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078988 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078988 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078988 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078988 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078988 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078988 | FR_826197105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078988 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000078988 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000078988 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000078988 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078988 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078988 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000078988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078988 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078988 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000078988 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078988 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078988 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000078988 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000078988 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000078988 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000078988 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078988 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078988 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000078988 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253717 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253717 | FR_796611994
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253717 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253717 | FR_BTK05J6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253717 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253717 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253717 | FR_450740972
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253717 | FR_780087995
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253717 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253717 | FR_826197105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253717 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000253717 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000253717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000253717 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000253717 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000253717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253717 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253717 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253717 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000253717 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000253717 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253717 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253717 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253717 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253717 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253717 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032847 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032847 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032847 | FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032847 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032847 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032847 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032847 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032847 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032847 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032847 | FR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032847 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000032847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032847 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000032847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000032847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000032847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000032847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032847 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000032847 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000032849 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032849 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032849 | FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032849 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032849 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032849 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032849 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032849 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032849 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032849 | FR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000032849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000032849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000032849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000032849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000032849 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032849 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032849 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000032849 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000032854 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032854 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032854 | FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032854 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032854 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032854 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032854 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032854 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032854 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032854 | FR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032854 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000032854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000032854 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000032854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000032854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000032854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000032854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032854 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032854 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032854 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000032854 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000094669 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094669 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094669 | FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094669 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094669 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094669 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094669 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094669 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094669 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094669 | FR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094669 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000094669 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094669 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000094669 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000094669 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000094669 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000094669 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094669 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000094669 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000094669 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094669 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000094669 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078986 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078986 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078986 | FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078986 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078986 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078986 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078986 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078986 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078986 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078986 | FR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078986 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000078986 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078986 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000078986 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000078986 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000078986 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000078986 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078986 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078986 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078986 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078986 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000078986 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253714 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253714 | FR_874054109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253714 | FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253714 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253714 | FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253714 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253714 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253714 | FR_518415104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253714 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253714 | FR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253714 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000253714 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253714 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253714 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000253714 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000253714 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000253714 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253714 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253714 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253714 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253714 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000253714 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000032868 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032868 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032868 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032868 | FR_55826T102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032868 | FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032868 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032868 | FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032868 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032868 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032868 | FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000032868 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000032868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000032868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000032868 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032868 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032868 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000032868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032868 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000032868 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032870 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032870 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032870 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032870 | FR_55826T102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032870 | FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032870 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032870 | FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032870 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032870 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032870 | FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032870 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000032870 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032870 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032870 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000032870 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000032870 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000032870 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032870 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032870 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000032870 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032870 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000032870 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032871 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032871 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032871 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032871 | FR_55826T102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032871 | FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032871 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032871 | FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032871 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032871 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032871 | FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000032871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000032871 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000032871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000032871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000032871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000032871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032871 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000032871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000032871 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000032871 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121792 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121792 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121792 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121792 | FR_55826T102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121792 | FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121792 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121792 | FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121792 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121792 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121792 | FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000121792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000121792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121792 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000121792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000121792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000121792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121792 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000121792 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078987 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078987 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078987 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078987 | FR_55826T102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078987 | FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078987 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078987 | FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078987 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078987 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078987 | FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078987 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000078987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078987 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000078987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000078987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000078987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000078987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078987 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078987 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000078987 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094677 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094677 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094677 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094677 | FR_55826T102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000094677 | FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094677 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094677 | FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094677 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094677 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094677 | FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000094677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000094677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000094677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000094677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000094677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000094677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094677 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000094677 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253716 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253716 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253716 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253716 | FR_55826T102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253716 | FR_159864107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253716 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253716 | FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253716 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253716 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253716 | FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253716 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000253716 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253716 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253716 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000253716 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253716 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000253716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253716 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253716 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253716 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000253716 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029358 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029358 | 0.2946097385686811480719251990
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000029358 | 0.0275386438969578214739891709
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029358 | 0.3692297313005010211620004018
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000029358 | 0.0076169904625097893064477342
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029358 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000029358 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029358 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000029358 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029358 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029358 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000029358 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029360 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029360 | 0.2946097385686811480719251990
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000029360 | 0.0275386438969578214739891709
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029360 | 0.3692297313005010211620004018
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000029360 | 0.0076169904625097893064477342
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029360 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000029360 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029360 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000029360 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029360 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029360 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000029360 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029362 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029362 | 0.2946097385686811480719251990
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000029362 | 0.0275386438969578214739891709
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029362 | 0.3692297313005010211620004018
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000029362 | 0.0076169904625097893064477342
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029362 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000029362 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029362 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000029362 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029362 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029362 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000029362 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000094663 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094663 | 0.2946097385686811480719251990
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000094663 | 0.0275386438969578214739891709
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094663 | 0.3692297313005010211620004018
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000094663 | 0.0076169904625097893064477342
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094663 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000094663 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000094663 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000094663 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000094663 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094663 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000094663 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000129839 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129839 | 0.2946097385686811480719251990
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000129839 | 0.0275386438969578214739891709
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129839 | 0.3692297313005010211620004018
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000129839 | 0.0076169904625097893064477342
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000129839 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000129839 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000129839 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000129839 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129839 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129839 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000129839 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000094661 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094661 | 0.2946097385686811480719251990
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000094661 | 0.0275386438969578214739891709
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094661 | 0.3692297313005010211620004018
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000094661 | 0.0076169904625097893064477342
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094661 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000094661 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000094661 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000094661 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000094661 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094661 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000094661 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253710 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253710 | 0.2946097385686811480719251990
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000253710 | 0.0275386438969578214739891709
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253710 | 0.3692297313005010211620004018
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000253710 | 0.0076169904625097893064477342
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253710 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000253710 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253710 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000253710 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253710 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253710 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000253710 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000179757 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179757 | 1.0674714339608035936974339053
Holdings [Line Items]
Percent of Net Asset Value	106.70%
C000179757 | 0.3327755503319035103584196206
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000179757 | 0.0731104039752119419248806721
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179757 | 0.0196415641323392353696705861
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179757 | 0.0166300453575557793486344225
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179757 | 0.4999628243681014105276001748
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000179757 | 0.1369087816342203985807034867
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000179757 | 0.1302948015566042791757250535
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000179757 | 0.1164498855339780027598487854
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000179757 | 0.0405814139234788642134191310
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179757 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179757 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000179757 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000179757 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179757 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000179757 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179757 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179757 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000179757 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179757 | ShortCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000199958 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199958 | FR_880324991
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199958 | FR_067250993
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199958 | FR_BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199958 | FR_826197105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199958 | FR_803053990
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199958 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199958 | FR_722002995
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199958 | FR_775800998
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199958 | FR_BSZBP53
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199958 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000199958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000199958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000199958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000199958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000199958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000199958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000199958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199958 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199958 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000199958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199958 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199958 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000199958 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000199958 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199958 | France
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000199958 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000199958 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199958 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199958 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000199958 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000179756 | FR_464287887
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000179756 | FR_018581108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000179756 | FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000179756 | FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179756 | FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179756 | FR_318672706
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179756 | FR_844895102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179756 | FR_06652K103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179756 | FR_781846209
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000179756 | FR_034164103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000179756 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000179756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000179756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000179756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000179756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000179756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000179756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179756 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179756 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179756 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000179756 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000179755 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000179755 | 0.1635238754142699651449933711
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000179755 | 0.2930263006569515376963328908
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000179755 | 0.0289605170860581281333420397
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179755 | 0.0035259753692057564840593339
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000179755 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000179755 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179755 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000179755 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000179755 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179755 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179755 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179755 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179755 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000215205 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215205 | 0.0406899869323152781192095795
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215205 | 0.6177247677977337133625330615
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000215205 | 0.2394642646844206672803994343
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000215205 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000215205 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215205 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000215205 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000215205 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000215205 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000215205 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214277 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214277 | FR_BH0VTS2
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214277 | FR_411609993
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214277 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214277 | FR_892333998
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214277 | FR_BMDZN39
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214277 | FR_888703998
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000214277 | FR_234126993
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214277 | FR_923269997
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214277 | FR_BVVQ8X2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214277 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000214277 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000214277 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000214277 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214277 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214277 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000214277 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000214277 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214277 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000214277 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214277 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214277 | Greece
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214277 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214277 | Japan
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000214277 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214277 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214277 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000214277 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214277 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214277 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214277 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.70%